UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013
                                                   --------------

Check here if Amendment [   ];          Amendment Number: ___

     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ecofin Limited
          -------------------------------

Address:  15 Buckingham Street
          -------------------------------

          London WC2N 6DU, United Kingdom
          -------------------------------

Form 13F File Number:  028-
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Murray
          -------------------------------

Title:    Chairman
          -------------------------------

Phone:    +44 (0)20 7451 2941
          -------------------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     March 31, 2013
          ---------------     ----------------------     -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:       0
                                         -----------

Form 13F Information Table Entry Total:  61
                                         -----------

Form 13F Information Table Value Total:  $331,981
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name

------            ----------------------

                                                                                             INVEST-
                                                                                              MENT    OTHER     VOTING AUTHORITY
                                      TITLE OF               VALUE    SHARES /   SH /  PUT/  DISCRE-  MANA-  -----------------------
SECURITY                               CLASS      CUSIP    (X$1,000)   PRN AMT   PRN   CALL   TION    GERS     SOLE     SHARED  NONE
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
AECOM TECHNOLOGY                      ORD       00766T100        11         350  SH          Sole                  350
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
AEGION CORP (UW*)                     ORD       00770F104         9         400  SH          Sole                  400
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
AGRIUM(US)                            ORD       008916108        15         150  SH          Sole                  150
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
AMEREN CORPORATION                    ORD       023608102       599      17,106  SH          Sole               17,106
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
AMERICAN ELECTRIC POWER               ORD       025537101       973      20,013  SH          Sole               20,013
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
AMERICAN WATER WORKS CO INC           ORD       030420103        12         300  SH          Sole                  300
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
ANADARKO PETROLEUM CORP (UN*)         ORD       032511107       526       6,015  SH          Sole                6,015
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
AQUA AMERICA INC                      ORD       03836W103         7         225  SH          Sole                  225
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
AUTODESK                              ORD       052769106         4          85  SH          Sole                   85
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
BORGWARNER                            ORD       099724106    15,071     194,866  SH          Sole              194,866
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
BUNGE LIMITED                         ORD       G16962105         7         100  SH          Sole                  100
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
CALPINE CORP (UN*)                    ORD       131347304    24,126   1,171,173  SH          Sole            1,171,173
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
CHENIERE ENERGY INC                   ORD       16411R208     3,644     130,134  SH          Sole              130,134
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
CHEVRON CORP                          ORD       166764100       853       7,182  SH          Sole                7,182
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
CLEAN ENERGY FUELS                    ORD       184499101         2         125  SH          Sole                  125
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
CLEAN HARBORS                         ORD       184496107        13         225  SH          Sole                  225
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
CLECO CORPORATION (US*)               ORD       12561W105       606      12,878  SH          Sole               12,878
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
COVANTA HOLDING CORP                  ORD       22282E102     6,493     322,229  SH          Sole              322,229
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
CREE INC                              ORD       225447101     2,013      36,790  SH          Sole               36,790
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
DELPHI AUTOMOTIVE PLC                 ORD       G27823106     6,064     136,585  SH          Sole              136,585
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
EMERSON ELECTRIC CO                   ORD       291011104        11         200  SH          Sole                  200
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
ENERSYS                               ORD       29275Y102     7,260     159,285  SH          Sole              159,285
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
EPL OIL AND GAS INC                   ORD       26883D108       500      18,634  SH          Sole               18,634
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
EXELON CORP                           ORD       30161N101     5,858     169,899  SH          Sole              169,899
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
EXIDE TECHNOLOGIES                    ORD       302051206     7,276   2,694,679  SH          Sole            2,694,679
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
FIRST SOLAR INC                       ORD       336433107     2,120      78,651  SH          Sole               78,651
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
FLOWSERVE                             ORD       34354P105        12          70  SH          Sole                   70
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
FUEL SYSTEMS SOLUTIONS                ORD       35952W103         2         150  SH          Sole                  150
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
FUEL TECH INC                         ORD       359523107         2         400  SH          Sole                  400
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
GENERAL ELECTRIC                      ORD       369604103    32,532   1,407,098  SH          Sole            1,407,098
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
GENERAL MOTORS                        ORD       37045V100    13,995     503,044  SH          Sole              503,044
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
GT ADVANCED TECHNOLOGIES              ORD       36191U106       865     262,099  SH          Sole              262,099
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
INTL BUSINESS MACHINES CORP (US*)     ORD       459200101         6          30  SH          Sole                   30
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
ITRON INC US                          ORD       465741106         7         150  SH          Sole                  150
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
KINDER MORGAN INC                     ORD       49456B101    21,776     562,971  SH          Sole              562,971
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
MEMC ELECTRONIC MATERIALS             ORD       552715104    12,852   2,920,867  SH          Sole            2,920,867
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
MYR GROUP INC/DELAWARE (UN)           ORD       55405W104     7,758     315,883  SH          Sole              315,883
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
NATIONAL OILWELL VARCO                ORD       637071101       613       8,661  SH          Sole                8,661
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
NEXTERA ENERGY INC                    ORD       65339F101    29,036     373,786  SH          Sole              373,786
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
NORTHEAST UTILITIES                   ORD       664397106    11,352     261,217  SH          Sole              261,217
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
NRG ENERGY INC                        ORD       629377508    17,089     645,116  SH          Sole              645,116
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
OGE ENERGY CORP                       ORD       670837103    10,262     146,635  SH          Sole              146,635
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
PENTAIR LTD                           ORD       H6169Q108         8         150  SH          Sole                  150
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
POTASH CORP SAS (US)                  ORD       73755L107        12         300  SH          Sole                  300
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
POWER-ONE INC (UQ*)                   ORD       73930R102     4,402   1,063,207  SH          Sole            1,063,207
------------------------------------  --------  ---------  ---------  ---------  ----        -------         ---------
PPL 8.75% 01-MAY-2014 PFD             CONVPRF   69351T114     2,788      50,000  SH          Sole               50,000
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
PPL 9.5% CV PRF 01-JUL-2013 (TRACE*)  CONVPRF   69351T601     3,288      60,000  SH          Sole               60,000
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
PUBLIC SERVICE ENTERPRISE GP          ORD       744573106       703      20,482  SH          Sole               20,482
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
QUANTA SERVICES INC                   ORD       74762E102    11,570     404,835  SH          Sole              404,835
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
RUBICON TECHNOLOGY INC (UQ*)          ORD       78112T107     1,646     249,328  SH          Sole              249,328
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
SEMPRA ENERGY                         ORD       816851109       494       6,184  SH          Sole                6,184
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
SPECTRA ENERGY CORP                   ORD       847560109     9,905     322,124  SH          Sole              322,124
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
TESLA MOTORS INC                      ORD       88160R101    16,770     442,597  SH          Sole              442,597
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
TETRA TECH                            ORD       88162G103        14         450  SH          Sole                  450
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
TRINA SOLAR LTD-SPON ADR              DR        89628E104     3,597     990,863  SH          Sole              990,863
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
UNION PACIFIC CORP (UN*)              ORD       907818108     8,840      62,072  SH          Sole               62,072
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
UNIVERSAL DISPLAY                     ORD       91347P105     1,791      60,870  SH          Sole               60,870
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
VEECO INSTRUMENTS INC (UW*)           ORD       922417100     4,046     105,569  SH          Sole              105,569
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
WESTPORT INNOVATIONS (US)             ORD       960908309     2,729      92,481  SH          Sole               92,481
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
WILLIAMS COS INC                      ORD       969457100    17,135     457,418  SH          Sole              457,418
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----
XYLEM INC                             ORD       98419M100        11         400  SH          Sole                  400
------------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ---------  ------  ----